LEASES	12 Months Ended
Dec. 31, 2022
Lessee Disclosure [Abstract]
LEASES
11.	LEASES
The Company has operating leases primarily for office and operation space. The Company’s operating lease arrangements have remaining lease terms of one to ten years.
Operating lease costs were RMB439 million and RMB416 million for the years ended December 31, 2021 and 2022, respectively.
Supplemental cash flow information related to leases were as follows (RMB in millions):

	2021	2022

Cash paid for the rentals included in the lease liabilities	507	436
Right-of-use assets obtained in exchange for operating lease liabilities	455	520
As of December 31, 2021 and 2022, supplemental consolidated balance sheet information related to leases were as follows (RMB in millions):

	2021	2022
Right-of-use assets	777	819
Current lease liabilities included within Other payables and accruals	363	274
Long-term lease liabilities	400	534

Total lease liabilities	763	808

Weighted average remaining lease term	2 years	5 y ears
Weighted average discount rate	5.4%	4.4%
Maturities of lease liabilities are as follows (RMB in millions):

As of December 31,2022

2023	348
2024	174
2025	94
2026	71
2027	35
Thereafter	197

Total operating lease payments	919
Less: imputed interest	(111)

Total	808

As of December 31, 2021, and 2022, the operating lease arrangements of the Company, primarily for offices premises, that have not yet commenced is immaterial. For the years ended December 31, 2021 and 2022, the variable lease costs, short-term lease costs and sub-lease
income are immaterial.